Income Taxes (Details) - HKD ($) $ in Millions		6 Months Ended	12 Months Ended
	Dec. 29, 2017	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2016
Income Taxes [Line Items]
Income tax percentage		16.50%	16.50%
Assessable profits (in Dollars)	$ 2.0
Lower tax percentage	8.25%
Remaining taxable income percentage	16.50%
R&D expenses percentage		100.00%	100.00%
Enterprise income tax percentage		25.00%	25.00%
Preferential tax percentage		15.00%		15.00%	15.00%
PRC income tax percentage		25.00%	25.00%
Dividends distributed percentage		10.00%	10.00%